Balances Payable to Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	₨ 2,729,176.3	$ 33,205.7	₨ 2,382,052.2
Balances in interest-bearing deposits	16,097,459.3	195,856.7	13,197,979.7
Principal Owner
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	25,637.8		20,695.1
Balances in interest-bearing deposits	1,755.1		6,719.8
Accrued expenses and other liabilities	773.5		641.4
Total	28,166.4		28,056.3
Others
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	8,715.1		6,273.0
Balances in interest-bearing deposits	1,611.9		875.0
Accrued expenses and other liabilities	0.0		0.0
Total	10,327.0		7,148.0
Related Party
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	34,352.9	418.0	26,968.1
Balances in interest-bearing deposits	3,367.0	41.0	7,594.8
Accrued expenses and other liabilities	773.5	9.4	641.4
Total	₨ 38,493.4	$ 468.4	₨ 35,204.3